GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

April 15, 2011

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

          RE:     Frontegra Funds, Inc.
                    (Registration Nos. 333-7305; 811-7685)

Ladies and Gentlemen:

          Transmitted herewith via EDGAR on behalf of Frontegra Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 71 to its Registration Statement on Form N-1A.

          This Post-Effective Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, to register shares of the Lockwell Small Cap Value Fund.  It does not relate to, amend, supersede or otherwise affect the separate Prospectuses and Statements of Additional Information for the other series and classes of the Company.

          If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, WASHINGTON DC, AND SHANGHAI PRC

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